Investments in Associates - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2019
Disclosure of associates [line items]
Impairment of Investment	$ 15
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Investments in associates	$ 45	$ 90	$ 10